UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   | | adds new holding entries.

Institutional Manager Filing this Report:

Name:      Atwater Capital Fund Ltd.

Address:   c/o Goldman Sachs (Cayman) Trust, Limited
           Gardenia Court, Suite 3307
           45 Market Street
           Camana Bay, Grand Cayman KY1-1103
           Cayman Islands

13F File Number: 028-14809

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Laura Roche
Title:   Chief Financial Officer
Phone:  (212) 256-8100


Signature, Place and Date of Signing:

/s/ Laura Roche                 New York, New York            April 13, 2012
--------------------------   --------------------------    ---------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number            Name


          028-14807             Atwater Capital Management LP
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